Net Income (Loss) per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings per Share
The following table sets forth the computation of the basic and diluted net income (loss) per share attributable to common stockholders for the three months ended March 31, 2023, and 2022 (in thousands except share and per share amounts):

	Three Months Ended March 31,
	2023	2022
Numerator:
Net income (loss) attributable to common stockholders, basic	$15,520	$(6,255)
Add: Deemed dividends from accretion of Series D-1 Preferred Stock	316	—
Add: Convertible notes interest expense and loss on debt extinguishment	219	—

Net income (loss) attributable to common stockholders, diluted	$16,055	$(6,255)

Denominator:
Weighted-average common shares outstanding for basic EPS	30,440,497	4,529,543
Weighted average shares from preferred stock converted into common shares	12,566,203	—
Weighted average dilutive outstanding options	1,080,655	—
Weighted average shares from convertible notes converted into common shares	296,949	—
Weighted average Legacy Movella warrants converted into common shares	178,181	—

Diluted weighted-average common shares outstanding	44,562,485	4,529,543

Net income (loss) per share:
Basic net income (loss) per share attributable to common stockholders	$0.51	$(1.38)
Diluted net income (loss) per share attributable to common stockholders	$0.36	$(1.38)

Potentially dilutive securities that were not included in the diluted per share calculations as of December 31, 2022 and 2021 because they would be anti-dilutive were as follows:

	December 31,
	2022	2021
Convertible preferred stock	56,361,224	56,355,551
Outstanding stock options	11,645,320	14,999,056
Convertible notes (a)	1,324,635	—
Common stock warrants (1:1)	596,435	580,114
Preferred stock warrants (1:1)	—	50,000

Total	69,927,614	71,984,721

(a)	Assumes conversion at $4.79 per share.

Schedule of Potentially Dilutive Securities Excluded from Computation of Earnings Per Share
Potentially dilutive securities that were not included in the diluted per share calculations as of March 31, 2023 and 2022 because they would be anti-dilutive were as follows:

	March 31,
	2023	2022
Convertible preferred stock	—	27,543,266
Outstanding stock options	1,682,520	7,493,066
Convertible notes(a)	—	616,506
Legacy Movella Common stock warrants (1:1)	—	291,502
Legacy Movella Preferred stock warrants (1:1)	—	24,437
Public warrants (1:1)	6,499,961	—
Private warrants (1:1)	4,250,000	—

Total	12,432,481	35,968,777

(a)	Assumes conversion at $9.80 per share.

The following table sets forth the computation of the basic and diluted earnings per share attributable to common stockholders for the years ended December 31, 2022, and 2021 (in thousands except share and per share amounts):

	Years Ended December 31,
	2022	2021
Numerator:
Net loss from continuing operations	$(33,047)	$(18,803)
Less: Net loss from continuing operations, attributable to noncontrolling interest	632	1,300
Deemed dividends from accretion of Series D-1 preferred stock	(2,684)	(2,511)

Loss from continuing operations attributable to common stockholders	(35,099)	(20,014)
Loss from discontinued operations, net of tax	—	(156)

Net loss attributable to common stockholders	$(35,099)	$(20,170)

Denominator:
Weighted-average ordinary shares outstanding, basic and diluted	11,285,170	9,101,819
Basic and diluted net income (loss) per share attributable to common stockholders:
Continuing operations	$(3.11)	$(2.20)
Discontinued operations	$—	$(0.02)

Net loss	$(3.11)	$(2.22)